Shareholders' equity	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Shareholders' equity

17.    Shareholders’ equity

Capital stock

At December 31, 2021, the Company’s share capital consists of 293,004,339 bearer shares without par value (Stückaktien) and a nominal value of €1.00 each. The Company’s share capital has been fully paid in.

The General Partner of FMC-AG & Co. KGaA, Fresenius Medical Care Management AG, Hof an der Saale, is not obliged to make a capital contribution and has not made a capital contribution. It does not participate in the profits and losses or in the assets of the Company. Under the Company’s Articles of Association, the General Partner receives for the management of the Company and the assumption of liability as general partner an annual remuneration independent of profit and loss in the amount of 4% of its share capital (see note 5 d). The General Partner is also reimbursed for any and all expenses in connection with management of the Company’s business, which include remuneration of the members of its Management Board and its supervisory board.

Pursuant to Sections 33 and 34 of the German Securities Trading Act (“WpHG”) any party subject to the notification requirement shall notify the Company when certain mandatory reportable thresholds for voting rights, also by taking into account the attribution provisions, are reached, exceeded or fallen below. Section 38 WpHG also stipulates a notification requirement when certain thresholds are reached, exceeded or have fallen below through directly or indirectly held instruments and Section 39 WpHG also stipulates a notification requirement when certain thresholds are reached, exceeded or have fallen below through the addition of voting rights according to Section 33 WpHG and instruments according to Section 38 WpHG. Notifications received by the Company subject to the notification requirements were published in accordance with the applicable legal provisions, as well as publication in the Investors section of the Company’s website at www.freseniusmedicalcare.com.

In a notification dated February 8, 2011, Fresenius SE disclosed to the Company pursuant to Section 21 of the WpHG at the date of notification (predecessor provision to Section 33 of the WpHG) that it held 35.74% of the voting rights in FMC-AG & Co. KGaA. At December 31, 2021, Fresenius SE held 32.2% of the Company’s voting rights. In addition, Fresenius SE is the sole stockholder of the General Partner.

On November 24, 2021, Dodge & Cox, San Francisco, U.S., also with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 3.01% of the voting rights of FMC-AG & Co. KGaA were held as of November 22, 2021.

On October 29, 2021, Harris Associates L.P., Wilmington, Delaware, U.S., also with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 5.00% of the voting rights of FMC-AG & Co. KGaA were held as of October 27, 2021.

On October 26, 2021, Harris Associates Investment Trust, Boston, Massachusetts, U.S., disclosed pursuant to Section 33 of the WpHG that 3.01% of the voting rights of FMC-AG & Co. KGaA were held as of October 21, 2021.

On December 18, 2020, Artisan Partners Asset Management Inc., Wilmington, Delaware, U.S., also on behalf of attributed subsidiaries, disclosed pursuant to Sections 33, 34 of the WpHG that 3.07% of the voting rights of FMC-AG & Co. KGaA were held as of December 14, 2020.

On April 2, 2020, BlackRock, Inc., Wilmington, Delaware, U.S., (“BlackRock”) also on behalf of attributed subsidiaries, disclosed pursuant to Sections 33, 34 of the WpHG that 3.12% of the voting rights of FMC-AG & Co. KGaA and instruments relating to 0.32% of the voting rights of FMC-AG & Co. KGaA were held as of March 30, 2020.

The general meeting of a partnership limited by shares may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the General Partner and its Management Board to issue new shares up to a stated amount for a period of up to five years. The nominal value of any proposed increase of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of a partnership limited by shares may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) new shares to holders of convertible bonds or other securities which grant a right to shares, (ii) new shares as the consideration in a merger with another company, or (iii) new shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value for any proposed increase of the Conditional Capital may not exceed half or, in the case of Conditional Capital created for the purpose of issuing shares to management and employees, 10% of the Company’s issued capital at the time of the resolution.

All resolutions increasing the capital of a partnership limited by shares also require the consent of the General Partner in order for the resolutions to go into effect.

The subscribed capital comprised solely ordinary shares due to the conversion of all outstanding preference shares into ordinary shares (approved at FMC-AG & Co. KGaA’s Annual General Meeting and Preference Shareholder Meeting held on May 16, 2013) as well as the options associated with the preference shares on a 1:1 basis.

Authorized capital

By resolution of the Company’s Annual General Meeting (“AGM”) on August 27, 2020, the General Partner has been authorized to increase, with the approval of the Supervisory Board, on one or more occasions, the Company’s share capital until August 26, 2025 by up to a total of €35,000 through issue of new bearer ordinary shares for cash contributions, “Authorized Capital 2020/I.” The newly issued shares may also be taken up by a credit and/or financial institution or a consortium of such credit and/or financial institutions retained by the General Partner with the obligation to offer them to the shareholders of the Company. The General Partner is entitled, subject to the approval of the Supervisory Board, to exclude the subscription rights of the shareholders. However, such an exclusion of subscription rights will be permissible only for fractional amounts. No Authorized Capital 2020/I has been issued at December 31, 2021.

In addition, by resolution of the AGM on August 27, 2020, the General Partner has been authorized to increase, with the approval of the Supervisory Board, on one or more occasions, the share capital of the Company until August 26, 2025 by up to a total of €25,000 through the issue of new bearer ordinary shares for cash contributions or contributions in kind, “Authorized Capital 2020/II.” The new shares can also be obtained by a credit and/or financial institution or a consortium of such credit and/or financial institutions retained by the General Partner with the obligation to offer the shares to the Company’s shareholders for subscription. The General Partner is entitled, subject to the approval of the Supervisory Board, to exclude the subscription rights of the shareholders. However, such exclusion of subscription rights will be permissible only if (i) in case of a capital increase against cash contributions, the proportionate amount of the share capital of the Company attributable to the shares issued with exclusion of subscription rights exceeds 10% of the share capital neither at the time of this authorization coming into effect nor at the time of the use of this  authorization and the issue price for the new shares is not significantly lower than the stock price of the existing listed shares or, (ii) in case of a capital increase against contributions in kind, the purpose of such increase is to acquire companies, parts of companies, interests in companies or other assets. No Authorized Capital 2020/II has been issued at December 31, 2021.

The Authorized Capital 2020/I and the Authorized Capital 2020/II became effective upon registration with the commercial register of the local court in Hof an der Saale on September 23, 2020.

Conditional capital

By resolution of the Company’s AGM on May 12, 2011, the Company’s share capital was conditionally increased with regards to the Stock Option Plan 2011 (“2011 SOP”) by up to €12,000 subject to the issue of up to 12 million no par value bearer ordinary shares with a nominal value of €1.00 each (“Conditional Capital 2011/I”) (see note 20). The conditional capital increase is only executed to the extent subscription rights were awarded under the 2011 SOP, the holders of the subscription rights exercise their right and the Company does not use treasury shares to fulfill the subscription rights, with each stock option awarded exercisable for one ordinary share (see note 20). The Company has the right to deliver ordinary shares that it owns or purchases in the market in lieu of increasing capital by issuing new shares.

At December 31, 2021, 3,013,309 options remained outstanding with a remaining average term of 1.41 years under the 2011 SOP. For the year ending December 31, 2021, 127,769 options had been exercised under the 2011 SOP (see note 20).

Conditional capital at December 31, 2021 was €9,366 in total, all relating to the 2011 SOP (see note 20).

A total of 127,769 shares were issued out of Conditional Capital 2011/I during 2021 (2020: 234,796 shares), increasing the Company’s capital stock by €127 (2020: €235).

Treasury stock

By resolution of the Company’s AGM on May 20, 2021, the General Partner is authorized to purchase treasury shares up to a maximum amount of 10% of the registered share capital existing at the time of this resolution (€29,289). The shares acquired, together with other treasury shares held by the Company or attributable to the Company pursuant to sections 71a et seqq. AktG, must at no time exceed 10% of the registered share capital.Purchases may be made through the stock exchange, by way of a public tender offer, or a public invitation to shareholders to submit an offer for sale. This authorization may not be used for the purpose of trading in treasury shares. The General Partner is authorized to use treasury shares purchased on the basis of this authorization or any other earlier authorization for any legally permissible purpose, in particular (i) to redeem shares without requiring any further resolution by the general meeting, (ii) to sell treasury shares to third parties against contributions in kind, (iii) to award treasury shares, in lieu of the utilization of conditional capital of the Company, to employees of the Company and companies affiliated with the Company, including members of the management of affiliated companies, and use them to service options or obligations to purchase shares of the Company, and (iv) to use treasury shares to service bonds carrying warrant and/or conversion rights or conversion obligations issued by the Company or companies affiliated with the Company pursuant to section 17 AktG.

By resolution of the Company’s AGM on May 12, 2016, the General Partner was authorized to purchase treasury shares up to a maximum amount of 10% of the registered share capital existing at the time of this resolution (€30,537). The shares acquired, together with other treasury shares held by the Company or attributable to the Company pursuant to sections 71a et seqq. AktG, had to at no time exceed 10% of the registered share capital. The purchases were authorized to be made through the stock exchange, by way of a public tender offer, or a public invitation to shareholders to submit an offer for sale. This authorization was not to be used for the purpose of trading in treasury shares. The General Partner was authorized to use treasury shares purchased on the basis of this authorization or any other earlier authorization for any legally permissible purpose, in particular (i) to redeem shares without requiring any further resolution by the general meeting, (ii) to sell treasury shares to third parties against contributions in kind, (iii) to award treasury shares, in lieu of the utilization of conditional capital of the Company, to employees of the Company and companies affiliated with the Company, including members of the management of affiliated companies, and use them to service options or obligations to purchase shares of the Company, and (iv) to use treasury shares to service bonds carrying warrant and/or conversion rights or conversion obligations issued by the Company or companies affiliated with the Company pursuant to section 17 AktG.

On the basis of the authorization granted by the Company’s AGM on May 12, 2016 to conduct a share buy-back program, on March 11, 2019, the Company announced a program to purchase ordinary shares for an aggregate purchase amount of up to €330,000, which relates to up to 6,000,000 ordinary shares. Pursuant to this program, which expired on May 10, 2019, the Company repurchased 3,770,772 treasury shares in the period from March 12, 2019 up to and including May 10, 2019 for an average weighted stock price of €71.55 per share for the purpose of capital reduction. The repurchased shares acquired pursuant to the program that expired on May 10, 2019 were retired in 2019. Also on the basis of the May 12, 2016 AGM authorization, on June 14, 2019, the Company announced a program to purchase up to 12,000,000 shares for an aggregate purchase amount of up to €660,000. Pursuant to this program, the Company repurchased 10,795,151 treasury shares in the period from June 17, 2019 up to and including April 1, 2020 for an average weighted stock price of €63.50 per share for the purpose of capital reduction. Following the purchases in April 2020, a total of 14,879,979 ordinary shares could further have been purchased based on the authorization granted at the May 12, 2016 AGM. On December 11, 2020, the Management Board resolved to retire these repurchased shares, together with the remaining 999,951 treasury shares acquired in 2013 on the basis of a previous authorization, in order to decrease the Company’s share capital. As of December 31, 2021 and 2020, the Company did not hold treasury shares.

The authorization granted by the AGM resolution of May 12, 2016 expired on May 11, 2021. The Company did not make further share repurchases pursuant to such authorization prior to its expiration, nor has it made any share repurchases under the current authorization granted by the resolution of the Company’s AGM on May 20, 2021.

The following tabular disclosure provides the number of shares acquired in the context of the share buy-back programs as well as the repurchased treasury stock:

Treasury Stock

		Total number of shares
		purchased and retired as
		part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs (1)	shares
	in €		in € THOUS

December 31, 2018	51.00	999,951	50,993
Purchase of Treasury Stock
March 2019	69.86	1,629,240	113,816
April 2019	72.83	1,993,974	145,214
May 2019	72.97	147,558	10,766
Repurchased Treasury Stock	71.55	3,770,772	269,796
Retirement of repurchased Treasury Stock
June 2019	71.55	3,770,772	269,796
Purchase of Treasury Stock
June 2019	67.11	504,672	33,870
July 2019	66.77	1,029,655	68,748
August 2019	57.53	835,208	48,050
September 2019	59.67	627,466	37,445
October 2019	57.85	692,910	40,084
November 2019	64.78	852,859	55,245
December 2019	63.85	564,908	36,067
Repurchased Treasury Stock	62.55	5,107,678	319,509
December 31, 2019	60.66	6,107,629	370,502

Purchase of Treasury Stock
January 2020	84.37	124,398	10,495
February 2020 (2)	249.10	25,319	6,307
March 2020	63.05	4,842,943	305,362
April 2020	63.07	694,813	43,824
Repurchased Treasury Stock	64.35	5,687,473	365,988
Retirement of repurchased Treasury Stock
December 2020	62.44	11,795,102	736,490
TOTAL	—	—	—

(1)	All shares purchased between May 12, 2016 and April 1, 2020 were purchased pursuant to the share purchase program authorized by the AGM resolution of May 12, 2016. The Company did not purchase any shares other than pursuant to such program.
(2)	The purchase price of the shares of the program beginning on June 17, 2019 is based on the volume weighted average price of the Company’s shares for the period and changes in the volume weighted average price resulted in retroactive adjustments to the purchase price, even if no shares were purchased. The February adjustment, in combination with a lower number of shares purchased, resulted in a particularly high average price per share for the month

Additional paid-in capital

Additional paid-in capital is comprised of the premium paid on the issue of shares and stock options, the tax effects from stock options, the compensation expense from stock options, which is recognized according to IFRS 2, as well as changes in ownership interest in a subsidiary that does not result in a loss of control.

Retained earnings

Retained earnings is comprised mainly of earnings generated by group entities in prior years to the extent that they have not been distributed as well as changes of the put option liabilities.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated balance sheet profit (Bilanzgewinn) of the Company as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch).

Cash dividends of €392,455 for 2020 in the amount of €1.34 per share were paid on May 26, 2021.

Cash dividends of €351,170 for 2019 in the amount of €1.20 per share were paid on September 1, 2020.

Cash dividends of €354,636 for 2018 in the amount of €1.17 per share were paid on May 21, 2019.

At the Company’s AGM scheduled to be held on May 12, 2022, the Company’s General Partner and the Company’s Supervisory Board will propose to the shareholders a dividend of €1.35 per share for 2021, payable in 2022. The total expected dividend payment is approximately €395,556.

Noncontrolling interests

Noncontrolling interests represent the proportion of the net assets of consolidated subsidiaries owned by minority shareholders. The Company has purchase obligations under put options held by the holders of noncontrolling interests in certain of its subsidiaries. These obligations result from contractual put options and are exercisable by the owners of the noncontrolling interests. In addition to noncontrolling interests, the related potential obligations under these put options are reclassified from equity of the Company, with no impact to the income statement, and recognized as a put option liability at the present value of the exercise price of the options in other current or non-current liabilities.